INTANGIBLE ASSETS - Net Amounts (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ 8,868	$ 9,894
Cost
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	9,555	10,470	$ 10,292	$ 4,732
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ (687)	$ (576)	$ (418)	$ (267)